Leases - Liability Continuity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Beginning balance	$ 692	$ 672
Cash flows
Principal payments	(139)	(163)
Interest on lease liabilities (Note 20(c))	(35)	(37)
Non-cash changes
Additions	151	319
Interest expense (Note 9)	35	37
Changes in foreign exchange and other	(10)	(136)
Ending balance	694	692
Current portion of lease liabilities (Note 19(c))	(127)	(119)
Lease liabilities (Note 19(c))	$ 567	$ 573